Short-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Debt
Short-term debt	€ 94,777	€ 2,099
Cash and cash equivalents before offset	1,308,311	1,431,540
Short-term debt before offset	331,800	253,452
Borrowings under lines of credit
Debt
Short-term debt	94,618	1,941
Borrowings offset under cash management system	237,023	251,353
Other
Debt
Short-term debt	159	€ 158
Commercial paper program
Debt
Commercial paper borrowing limit	€ 1,500,000